DISCONTINUED OPERATIONS (Results of the discontinued operations) (Details)	6 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Revenues			¥ 473,987,733
Cost of revenues			(209,216,741)
Gross Profit			264,770,992
Operating expenses
General and administrative			(83,914,768)
Total operating expenses			(83,914,768)
Income from operations			180,856,224
Interest expenses, net			(96,155,824)
Exchange loss			(19,470,917)
Change in fair value of forward contracts			(7,889,742)
Other income/(expenses), net			(67,462)
Subsidy income			86,714
Equity income in affiliated companies			5,099,762
Income from discontinued operations before income taxes	¥ 0	$ 0	62,458,755
Income tax expense, net	0	$ 0	(615,444)
Income from discontinued operations, net of tax	¥ 0		¥ 61,843,311